Non-Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Non-Exempt Party-In-Interest Transactions	Exempt Party-In-Interest Transactions
The KSOP invests in certain funds and accounts managed by Principal, the KSOP's trustee and third-party administrator. CapTrust is the KSOP's investment advisor. Such transactions qualify as exempt party-in-interest transactions. Fees paid by the KSOP for investment management services were included as a reduction of the return earned on each contract.
Certain plan investments are shares of HomeTrust Bancshares, Inc. common stock. HomeTrust Bank is the plan sponsor and, therefore, transactions related to this common stock, including dividend income earned by the Plan, qualify as party-in-interest transactions.
In July 2012, the ESOP portion of the KSOP purchased 1,058,000 shares of Company common stock at a cost of $10,580,000 and allocates 52,900 shares to participants each plan year. During the year ended December 31, 2025, the Plan recorded dividend income of $401,083.
Non-Exempt Party-In-Interest Transactions
During the Plan year ended December 31, 2025, participant contributions totaling $31 were not remitted to the Plan within the period prescribed by Department of Labor regulations. These transactions constitute non-exempt party-in-interest transactions as defined by ERISA. The related lost earnings were remitted to the Plan during 2025.
During the Plan year ended December 31, 2024, participant contributions and loan repayments totaling $291 were not remitted to the Plan within the period prescribed by Department of Labor regulations. These transactions constitute non-exempt party-in-interest transactions as defined by ERISA. The related lost earnings were also remitted to the Plan during 2025.